Subsequent Events (Details) (USD $)	1 Months Ended			0 Months Ended		3 Months Ended	27 Months Ended			0 Months Ended
	Feb. 06, 2012 2012 Additional Notes [Member] Senior unsecured notes [Member]	Feb. 06, 2012 8% senior unsecured notes due 2018 [Member] Senior unsecured notes [Member]	Jan. 15, 2010 8% senior unsecured notes due 2018 [Member] Senior unsecured notes [Member]	Jul. 12, 2012 8% senior unsecured notes due 2018 [Member] Senior unsecured notes [Member] Issuance of Debt [Member]	Jul. 01, 2012 Investment Funds [Member] Investments [Member]	Sep. 30, 2012 Federal-Mogul [Member] Amended Defined Benefits [Member]	Jun. 29, 2012 Saragon Co- Manager Agreements [Member] Immediate Family Member of Management or Principal Owner [Member]	Mar. 31, 2013 Saragon Co- Manager Agreements [Member] Immediate Family Member of Management or Principal Owner [Member]	Apr. 01, 2010 Saragon Co- Manager Agreements [Member] Immediate Family Member of Management or Principal Owner [Member]	Aug. 01, 2012 Saragon Co- Manager Agreements [Member] Immediate Family Member of Management or Principal Owner [Member] New Co-Manager Agreements [Member]	Mar. 31, 2013 Saragon Co- Manager Agreements [Member] Immediate Family Member of Management or Principal Owner [Member] Co-Manager Agreements [Member]	Aug. 01, 2012 Saragon Co- Manager Agreements [Member] Immediate Family Member of Management or Principal Owner [Member] Investment Funds [Member] New Co-Manager Agreements [Member]	Aug. 01, 2012 Saragon Co- Manager Agreements [Member] Immediate Family Member of Management or Principal Owner [Member] High River [Member] New Co-Manager Agreements [Member]
Subsequent Event [Line Items]
Aggregate principal amount issued, long-term debt	$ 700,000,000	$ 700,000,000	$ 1,150,000,000	$ 300,000,000
Debt Registration Rights Agreement, days to file exchange offer after closing offering				120 days
Debt Registration Rights Agreement, days for exchange offer registration statement to be declared effective after closing offering				210 days
Debt Registration Rights Agreement, days to consumate exchange offer and issue exchange notes after declared effective				30 days
Gross proceeds from sale of senior unsecured notes	716,000,000			314,000,000
Interest rate, long-term debt			8.00%	8.00%
Additional investment in the Investment Funds					300,000,000
One-time lump sum payment, percentage of profit, payable under Co-Manager Agreements										7.50%	5.10%
Increase in amount due to each Co-Manager								5,200,000
Balance that would have been due to eah Co-Manager if they had been 100% vested								10,200,000
Hypothetical vested percentage used to calculate potential deferred asset management fee								100.00%
Saragon Portfolio beginning balance									300,000,000
Saragon Portfolio, fair value							587,000,000
Saragon Portfolio, gross profits since inception							287,000,000
Saragon Portfolio, cummulative return since inception							95.63%
Term of New Co-Manager Agreements										4 years
Investment funds to be made available by affiliates										3,000,000,000
Investment Funds to be Made Available by Affiliates, Percentage by Entity												80.00%	20.00%
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments						$ 50,000,000